Supplement to the
Fidelity Advisor® Growth Opportunities Fund
Class A, Class T, Class B and Class C
January 29, 2016
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

GO-16-01 1.756209.133	February 12, 2016

Supplement to the
Fidelity Advisor® Small Cap Fund
Class A, Class T, Class B and Class C
January 29, 2016
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

ASCF-16-01 1.708463.132	February 12, 2016

Supplement to the
Fidelity Advisor® Equity Value Fund
Class A, Class T, Class B and Class C
January 29, 2016
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AEV-16-01 1.760401.127	February 12, 2016

Supplement to the
Fidelity Advisor® Large Cap Fund
Class A, Class T, Class B and Class C
January 29, 2016
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

LC-16-01 1.749194.131	February 12, 2016

Supplement to the
Fidelity Advisor® Growth & Income Fund
Class A, Class T, Class B and Class C
January 29, 2016
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AGAI-16-01 1.737468.133	February 12, 2016

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Class A, Class T, Class B and Class C
January 29, 2016
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

MC-16-01 1.756202.137	February 12, 2016

Supplement to the
Fidelity Advisor® Equity Income Fund
Class A, Class T, Class B and Class C
January 29, 2016
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

EPI-16-01 1.756211.128	February 12, 2016

Supplement to the
Fidelity Advisor® Dividend Growth Fund
Class A, Class T, Class B and Class C
January 29, 2016
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

ADGF-16-01 1.756194.131	February 12, 2016

Supplement to the
Fidelity® Convertible Securities Fund, Fidelity Advisor® Dividend Growth Fund, Fidelity Advisor® Equity Growth Fund, Fidelity Advisor® Equity Income Fund, Fidelity Advisor® Equity Value Fund, Fidelity Advisor® Growth & Income Fund, Fidelity Advisor® Growth Opportunities Fund, Fidelity Advisor® Large Cap Fund, Fidelity Advisor® Small Cap Fund, Fidelity Advisor® Stock Selector Mid Cap Fund and Fidelity Advisor® Value Strategies Fund
Class A, Class T, Class B, Class C and Class I
January 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The Board of Trustees of the funds approved the conversion of all existing Class B shares of the funds into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.

ACOM11B-16-01 1.739097.157	February 12, 2016

Supplement to the
Fidelity Advisor® Value Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

FAV-16-01 1.798886.130	February 12, 2016

Supplement to the
Fidelity Advisor® Equity Growth Fund
Class A, Class T, Class B and Class C
January 29, 2016
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

EPG-16-01 1.756213.128	February 12, 2016

Supplement to the
Fidelity Advisor® Floating Rate High Income Fund, Fidelity Advisor® High Income Fund, Fidelity Advisor® High Income Advantage Fund and Fidelity Advisor® Value Fund
Class A, Class T, Class B, Class C and Class I
December 30, 2015
STATEMENT OF ADDITIONAL INFORMATION

The Board of Trustees of the funds approved the conversion of all existing Class B shares of the funds into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.

ACOM10B-16-01 1.734041.155	February 12, 2016

Supplement to the
Fidelity Advisor® High Income Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AHI-16-01 1.728372.132	February 12, 2016

Supplement to the
Fidelity Advisor® Value Strategies Fund
Class A, Class T, Class B and Class C
January 29, 2016
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

SO-16-01 1.751427.132	February 12, 2016

Supplement to the
Fidelity Advisor® High Income Advantage Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

HY-16-01 1.742522.131	February 12, 2016

Supplement to the
Fidelity Advisor® Floating Rate High Income Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Effective March 1, 2016, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution".

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000(b)	2.75%	2.83%	2.25%
$50,000 but less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 or more	None	None	finders fee(c)

(a)  The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b)  Purchases of $10.00 or less will not pay a sales charge.

(c)  Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class A shares of $250,000 or more may, upon redemption less than nine months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.50% (shares with respect to which a 0.50% finder's fee is paid at the time of purchase) or 1.00% (shares recordkept in a Fidelity Advisor® 401(k) Retirement Plan).

Effective March 1, 2016, the following information replaces similar information found in the "Fund Services" section under the heading "Finder's Fees".

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A and Class T shares in purchase amounts of $250,000 or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.50% of the purchase amount. Such Class A purchases may be subject, upon redemption, to a CDSC of 0.50% if redeemed less than nine months after purchase for any reason, including failure to maintain the account minimum, and the actual CDSC you pay may be higher or lower than the stated percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV. For Class T share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Effective March 1, 2016, the following information replaces similar information found in the "Fund Services" section under the heading "Conversion Feature".

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder's fee is paid to intermediaries, after the first nine months of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

AFR-16-02 1.746476.141	February 12, 2016